Artisan Emerging Markets Debt Opportunities Fund Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Artisan Emerging Markets Debt Opportunities Fund | Investor
Prospectus [Line Items]
Annual Return [Percent]	9.25%	12.88%